Convertible Notes Payable - Summary of Common Stock and Preferred Stock Shares Issued under Notes and New Notes (Details) - USD ($)																12 Months Ended
	Dec. 28, 2017	Nov. 15, 2017	Nov. 06, 2017	Aug. 28, 2017	Aug. 04, 2017	Jul. 07, 2017	Jul. 02, 2017	Jun. 07, 2017	May 09, 2017	Apr. 10, 2017	Mar. 13, 2017	Mar. 02, 2017	Feb. 10, 2017	Feb. 01, 2017	Jan. 12, 2017	Dec. 31, 2017	Dec. 28, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Applicable Conversion Price					$ 24.50	$ 17.50			$ 17.50	$ 21.00	$ 38.50	$ 49.00	$ 70.00	$ 112.00	$ 126.00
Reduction in Principal					$ 1,015,848	$ 2,000,000			$ 1,913,915	$ 3,621,286	$ 4,417,829	$ 125,999	$ 3,045,817	$ 544,000	$ 1,478,318	$ 40,121,000	$ 35,000,000	$ 649,000	$ 0
Exchange Agreement [Member]
Debt Instrument [Line Items]
Number of Shares	123,700,000
Applicable Conversion Price	$ 0.02	$ 0.08						$ 6.09									$ 0.02
Reduction in Principal	$ 2,474,174	$ 8,130,564					$ 4,200,000	$ 4,200,000
Restructuring Agreement [Member]
Debt Instrument [Line Items]
Applicable Conversion Price				$ 10.50
Reduction in Principal				$ 1,200,000
Warrant Exchange [Member]
Debt Instrument [Line Items]
Reduction in Principal			$ 279,016
Retirement Exchange Agreement [Member]
Debt Instrument [Line Items]
Reduction in Principal	$ 553,234
Common Stock Issued [Member]
Debt Instrument [Line Items]
Number of Shares					38,906	114,286			109,367	169,061	117,297	2,571	43,882	4,857	11,753		222,575,755
Common Stock Issued [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Number of Shares	123,708,735	97,448,072					689,796	689,796
Common Stock Issued [Member] | Restructuring Agreement [Member]
Debt Instrument [Line Items]
Number of Shares				117,171
Preferred Stock Issued [Member] | Exchange Agreement [Member]
Debt Instrument [Line Items]
Number of Shares								4,200